Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets, Net [Abstract]
Goodwill
	December 31,
	2015	2014
	U.S. Dollars
Goodwill	3,653	3,653
Accumulated impairment losses	(3,653)	(2,098)

	-	1,555

Intangible Assets, Net
	December 31,
	2015	2014
	U.S. Dollars
Patent registration costs	2,077	1,959
IPR&D	1,002	1,002

Intangible assets at cost	3,079	2,961

Accumulated amortization and impairment	2,284	2,033

Total intangible asset, net	795	928

Estimated Amortization Expense
Year ending December 31,	U.S. Dollars
2016	141
2017	133
2018	133
2019	133
2020	111
651